Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018		Dec. 31, 2015
Reconciliation of number of shares outstanding [abstract]
Issued capital at beginning of period	$ 10,160
Shares issued under HSBC employee share plans	450	$ 500	$ 534
Shares issued in lieu of dividends	1,494	3,206	3,040
Issued capital at end of period	10,180	10,160
Share premium account	13,609	10,177		$ 10,177	[1]
Total equity	$ 194,249	$ 197,871	$ 182,578	196,224	[1]	$ 197,518
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.50
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	20,320,716,258	20,191,586,214
Shares issued under HSBC employee share plans (in shares)	83,740,460	76,701,249
Shares issued in lieu of dividends (in shares)	166,850,869	380,652,196
Less: Shares repurchased and cancelled (in shares)	(210,466,091)	(328,223,401)
Number of shares outstanding ending balance (in shares)	20,360,841,496	20,320,716,258	20,191,586,214
Issued capital at beginning of period	$ 10,160	$ 10,096
Shares issued under HSBC employee share plans	42	38
Shares issued in lieu of dividends	83	190
Less: Shares repurchased and cancelled	(105)	(164)
Issued capital at end of period	$ 10,180	$ 10,160	$ 10,096
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01
Other equity instruments interest rate	6.20%
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	1,450,000
Number of shares outstanding ending balance (in shares)	1,450,000	1,450,000
Issued capital at beginning of period	$ 0
Issued capital at end of period	0	$ 0
Called up share capital and share premium
Reconciliation of number of shares outstanding [abstract]
Total equity	$ 23,789	$ 20,337	$ 22,715	20,337		22,263
Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	360,590,019	353,356,251
Number of shares outstanding ending balance (in shares)	379,926,645	360,590,019	353,356,251
HSBC Holdings
Reconciliation of number of shares outstanding [abstract]
Issued capital at beginning of period	$ 10,160
Shares issued under HSBC employee share plans		$ (2)	$ 34
Shares issued in lieu of dividends	1,494	3,205	3,040
Issued capital at end of period	10,180	10,160
Share premium account	13,609	10,177		10,177	[2]
Total equity	$ 147,353	$ 103,787	$ 104,858	$ 104,677	[2]	$ 107,414
HSBC Holdings | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	326,843,840	325,499,152
Number of shares outstanding ending balance (in shares)	326,503,319	326,843,840	325,499,152
Total equity	$ 2,546	$ 2,542	$ 2,499
Number of shares outstanding, buyback program (in shares)	325,273,407

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.
[2]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.